Leases (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Year 1	$ 102	$ 148
Year 2	162	148
Year 3	143	133
Year 4	148	114
Year 5	19	118
Onwards		19
Less: unearned interest	(4)	(37)
Total	570	643
Analyzed as:
Non-current	468	512
Current	102	131
Total	$ 570	$ 643